Operating expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	Year ended December 31,
	2023 (1)				2024			2025
	R&D	G&A	Impairment	Total	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(1)	(27,568)	—	—	(27,568)	(25,535)	—	(25,535)	(18,320)	—	(18,320)
Cost of supplies and consumable materials	(2,611)	(244)	—	(2,855)	(2,764)	(292)	(3,056)	(2,485)	(266)	(2,751)
Personnel expenses other than share-based compensation	(14,834)	(6,874)	—	(21,708)	(15,063)	(7,085)	(22,148)	(14,767)	(7,140)	(21,906)
Share-based compensation	(2,288)	(1,968)	—	(4,256)	(2,473)	(1,471)	(3,944)	(1,751)	(816)	(2,567)
Restructuring costs(4)								(2,306)	(583)	(2,889)
Personnel expenses	(17,121)	(8,842)		(25,964)	(17,536)	(8,556)	(26,092)	(18,824)	(8,539)	(27,363)
Non-scientific advisory and consulting(2)	(732)	(2,906)		(3,638)	(229)	(3,377)	(3,606)	(535)	(3,043)	(3,578)
Leasing and maintenance	(879)	(1,047)		(1,926)	(864)	(1,319)	(2,183)	(819)	(1,436)	(2,255)
Travel expenses and meeting attendance	(380)	(268)		(648)	(468)	(308)	(776)	(335)	(413)	(748)
Marketing, communication and public relations	(52)	(316)		(368)	(44)	(309)	(353)	(47)	(472)	(519)
Scientific advisory and consulting(3)	(1,220)	—		(1,220)	(2,039)	—	(2,039)	(740)	—	(740)
Other purchases and external expenses	(28)	(2,636)		(2,664)	(13)	(2,776)	(2,789)	(17)	(2,358)	(2,375)
Depreciation and amortization	(3,891)	(1,202)		(5,093)	(1,075)	(913)	(1,988)	(477)	(907)	(1,384)
Intellectual property expenses	(1,292)	(203)		(1,495)	(1,113)	(239)	(1,352)	(778)	(224)	(1,002)
Other income and (expenses), net	(248)	(623)		(872)	(300)	(1,627)	(1,927)	(243)	(1,735)	(1,978)
Impairment of intangible assets	—			—			—	—	—	—
Total net operating expenses	(56,022)	(18,288)	—	(74,310)	(51,980)	(19,716)	(71,696)	(43,620)	(19,394)	(63,013)
(1)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.

	Year ended December 31,
	2023		2024			2025
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	PwC	Total	Deloitte & Associés	PwC	Total
Audit fees	725	725	573	525	1,098	516	516	1,032
Non-audit fees (services other than the audit of financial statements)	213	213	158	50	208	127	133	260
Total	938	938	731	575	1,306	643	649	1,292
*Non-audit fees: These fees relate to services provided in connection with the At-The-Market (ATM) program, the review of documents that may be filed with the SEC and the AMF, as well as costs and expenses associated with the audit engagement.l
Personnel expenses other than share-based compensation
The line item amounted to €21,708 thousand, €22,148 thousand and €21,906 thousand for the years ended December 31, 2023, 2024 and 2025 respectively. These items do not include personnel expenses relating to the Lumoxiti discontinued operation (see note 17). The Company had 177 full time equivalent employees as of December 31, 2024, compared to 163 full time equivalent employees as of December 31, 2025. The average headcount (full time equivalents) is 170 for the fiscal year 2025.
Depreciation and amortization
These expenses amounted to €(1.4) million and €(2.0) million for the years ended December 31, 2025 and 2024, respectively. The decrease in depreciation charges is mainly attributable to the aging of the asset base.
Cost of supplies and consumable materials
Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties. This line item amounts to €2,855 thousand €3,056 thousand and €2,751 thousand for the years ended December 31, 2023, 2024 and 2025, respectively.